Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[1]	¥ 102,749	¥ 803,383	¥ 390,260
Foreign exchange gains (losses)—net	[2]	(40,536)	(185,963)	(19,390)
Net trading gains (losses)		62,213	617,420	370,870
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(709,941)	(10,636)	(22,003)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[3]	332,489	464,463	387,591
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(317,436)	64,292	240,277
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[4]	(21,910)	7,495	(2,101)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		4,166	(5,678)	(42,005)
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ 815,381	¥ 283,448	¥ (171,498)

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[3]	Amounts include gains and losses on currency swaps.
[4]	Amounts do not include the net gains (losses) of ¥(952) million, ¥(964) million and ¥0 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).